EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
EARNINGS PER SHARE

12.	EARNINGS PER SHARE

The calculation of the Basic and Diluted earnings per share (“EPS”) is presented below:

Basic	2024	2023	2022
Numerator
Income attributable to the equity holders of Ambev	14,437.2	14,501.9	14,457.9
Denominator
Weighted average number of shares (i) (non-diluted)	15,734.5	15,744.8	15,741.9
Basic EPS	0.9176	0.9211	0.9184

Diluted	2024	2023	2022
Numerator
Income attributable to the equity holders of Ambev	14,437.2	14,501.9	14,457.9
Denominator
Weighted average numbers of shares (i) (diluted)	15,814.7	15,838.6	15,848.6
Diluted EPS	0.9129	0.9156	0.9123

(i)	Millions of shares

Accounting policies

The basic earnings per share are calculated by dividing the profit for the fiscal year attributable to the Company's shareholders by the weighted average number of shares outstanding during the fiscal year.

The diluted earnings per share are calculated by adjusting the profit and the weighted average number of shares outstanding, in addition to the effects of the conversion of all potential shares with a dilutive effect, such as stock options, which are disclosed in note 25 - Share-Based Payments.